Fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase in fair value	$ 3.2	$ 2.5
Carrying value of long-term investments in equity	22.6	$ 15.8
Fair value, nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	13,748.8
Goodwill	9,037.9
Identifiable intangible assets, net	$ 4,710.8